Revenue from contracts with customers	12 Months Ended
Dec. 31, 2022
Revenue from Contracts with Customers [Abstract]
Revenue from contracts with customers

24. Revenue from contracts with customers

For the years ended December 31, the Corporation’s income is derived principally from:

In thousands of soles	2020	2021	2022

Construction activities	1,854,819	2,467,477	2,451,067
Services rendered	936,485	1,094,439	1,104,900
Sale of real estate and goods	394,249	579,482	849,157
Revenue from contracts with customers	3,185,553	4,141,398	4,405,124

A.	Revenues from contracts with customers are mainly broken down by:

For the year ended December 31,	Engineering and construction			Energy			Infrastructure			Real estate			Parent Company operations			Total
In thousands of soles	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022
Primary geographical markets
Peru	1,355,589	1,862,176	1,794,735	369,798	541,859	633,792	594,723	638,358	745,750	182,439	239,391	367,276	7,865	2,889	2,912	2,510,414	3,284,673	3,544,465
Chile	521,076	750,565	708,996	-	-	-	-	-	-	-	-	-	-	-	-	521,076	750,565	708,996
Colombia	151,876	106,160	151,663	-	-	-	-	-	-	-	-	-	-	-	-	151,876	106,160	151,663
Mexico	2,187	-	-	-	-	-	-	-	-	-	-	-	-	-	-	2,187	-	-
	2,030,728	2,718,901	2,655,394	369,798	541,859	633,792	594,723	638,358	745,750	182,439	239,391	367,276	7,865	2,889	2,912	3,185,553	4,141,398	4,405,124
Major products/ service lines
Construction activities	1,854,819	2,467,477	2,451,067	-	-	-	-	-	-	-	-	-	-	-	-	1,854,819	2,467,477	2,451,067
Engineering services	175,909	251,424	204,327	-	-	-	-	-	-	-	-	-	-	-	-	175,909	251,424	204,327
Oil and gas extraction, storage and dispatching services	-	-	-	149,095	192,103	145,874	-	-	-	-	-	-	-	-	-	149,095	192,103	145,874
Transportation services	-	-	-	-	-	-	343,870	347,377	387,049	-	-	-	-	-	-	343,870	347,377	387,049
Road concession services	-	-	-	-	-	-	247,494	287,331	354,289	-	-	-	-	-	-	247,494	287,331	354,289
Water treatment service	-	-	-	-	-	-	3,359	3,650	4,412	-	-	-	-	-	-	3,359	3,650	4,412
Property rental	-	-	-	-	-	-	-	-	-	8,893	9,665	6,037	-	-	-	8,893	9,665	6,037
Parent company services and others	-	-	-	-	-	-	-	-	-	-	-	-	7,865	2,889	2,912	7,865	2,889	2,912
Sale of real estate and lots	-	-	-	-	-	-	-	-	-	173,546	229,726	361,239	-	-	-	173,546	229,726	361,239
Sale of oil and gas	-	-	-	220,703	349,756	487,918	-	-	-	-	-	-	-	-	-	220,703	349,756	487,918
	2,030,728	2,718,901	2,655,394	369,798	541,859	633,792	594,723	638,358	745,750	182,439	239,391	367,276	7,865	2,889	2,912	3,185,553	4,141,398	4,405,124
Timing of revenue recognition
Transferred at a point in time	-	-	-	369,798	541,859	633,792	-	-	-	182,439	239,391	367,276	7,865	2,889	2,912	560,102	784,139	1,003,980
transferred over time	2,030,728	2,718,901	2,655,394	-	-	-	594,723	638,358	745,750	-	-	-	-	-	-	2,625,451	3,357,259	3,401,144
	2,030,728	2,718,901	2,655,394	369,798	541,859	633,792	594,723	638,358	745,750	182,439	239,391	367,276	7,865	2,889	2,912	3,185,553	4,141,398	4,405,124
Revenue from contracts with customers	2,030,728	2,718,901	2,655,394	369,798	541,859	633,792	594,723	638,358	745,750	182,439	239,391	367,276	7,865	2,889	2,912	3,185,553	4,141,398	4,405,124

B.	The balances of contract assets and liabilities are mainly comprised for:

In thousands of soles	Note	2021	2022
Receivables	10.a	773,575	894,571
Unbilled receivables	10.b and c	744,363	907,880
Guarantee deposits	12.a	139,019	194,885
Advances received from customers	20.a	(322,680)	(365,730)

Contract assets refer primarily to rights to consideration for work performed but not billed at the reporting date.

Contract liabilities refer mainly to advance consideration received from customers whose income is recognized over time.

The movement in contract liabilities as of December 31, 2021 and 2022 is detailed below:

In thousands of soles	2020	2021	2022

Initial balance	307,839	280,970	322,680
Advances received from customers	743,431	707,009	769,504
Compensation of customer advances	(770,300)	(665,299)	(726,454)
Final balance	280,970	322,680	365,730

Revenue from contract liabilities recognized as of December 31, 2022 is S/726.4 million (S/665.2 million as of December 31, 2021).

The composition of the portfolio of projects pending to be executed (“backlog”) refers to the expected future income from signed contracts. The detail by operating segments as of December 31, 2022, and the dates on which they are estimated to be carried out, is shown in the following table:

	Annual Backlog
In thousands of soles	2023	2024	2025+	Total
Engineering and Construction	2,463,484	1,197,101	-	3,660,585
Infrastructure	730,702	646,764	631,645	2,009,111
Real estate	149,295	18,611	-	167,906
Intercompany eliminations	(172,416)	(172,418)	(165,131)	(509,965)
	3,171,065	1,690,058	466,514	5,327,637